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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22608

                        VIRTUS GLOBAL MULTI-SECTOR FUND
              (exact name of registrant as specified in charter)

                     100 Pearl Street, Hartford. CT 06103
                   (Address of principal executive offices)

    Kevin J. Carr, Esq., Virtus Investment Partners, Inc. 100 Pearl Street,
                              Hartford, CT 06103
                    (Name and Address of agent for service)

Registrant's telephone number, including area code: 800-243-1574

Date of Fiscal Year End: 12/31

Date of Reporting Period: 07/01/2011 - 06/30/2012

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22608
Reporting Period: 07/01/2011 - 06/30/2012
Virtus Global Multi-Sector Income Fund

                      Virtus Global Multi-Sector Income Fund


There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By (Signature and Title)* /s/ George R. Alyward
---------------------------
George R. Alyward, President

Date: August 29, 2012